Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Summary of Significant Accounting Policies (Details) [Line Items]
Lease term	1 year
Preferred stock percentage	55.00%
Common stock, shares issued	1,050,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property plant and equipment useful life	5 years
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Converted shares	2,200,000
Common Stock Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants outstanding	4,999,883
Exercise price | $ / shares	$ 11.5